5. Financial risk management (Details 1) € in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 NOK (kr)	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 NOK (kr)
SummaryOfFinancialRiskManagementLineItems [Line Items]
Net position Asset/(Liabilities)	$ (4,724,338)					$ (4,869,075)
US dollar
SummaryOfFinancialRiskManagementLineItems [Line Items]
Net position Asset/(Liabilities)		$ (4,720,028)					$ (4,844,537)
Euro
SummaryOfFinancialRiskManagementLineItems [Line Items]
Net position Asset/(Liabilities) | €			€ (4,014)					€ (8,854)
Norwegian krone
SummaryOfFinancialRiskManagementLineItems [Line Items]
Net position Asset/(Liabilities) | kr					kr (296)					kr (230)
Swiss franc
SummaryOfFinancialRiskManagementLineItems [Line Items]
Net position Asset/(Liabilities) | SFr				SFr 0					SFr (15,454)